Prepayments, Deposits And Other Receivables - Summary of prepayments, deposits and other receivables (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Prepayments	$ 23,221,564	$ 35,085,959
Deposits	559,933	451,593
Other receivables	1,090,894	903,420
Prepayments, deposits and other receivables	$ 24,872,391	$ 36,440,972